Goldman Sachs Future Health Care Equity ETF Average Annual Total Returns		12 Months Ended	38 Months Ended	40 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Health Care Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.07%	0.32%
MSCI ACWI Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.44%	5.15%	5.89%
Goldman Sachs Future Health Care Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		(1.59%)	(6.18%)
Performance Inception Date	Nov. 09, 2021
Goldman Sachs Future Health Care Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.60%)	(3.73%)
Goldman Sachs Future Health Care Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.94%)	(2.78%)